Average Annual Total Returns - Class ACR6IS - DWS Floating Rate Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jun. 29, 2007	5.54%	1.56%	3.14%	3.55%	(0.28%)	1.40%	3.25%	0.35%	1.69%	Jun. 29, 2007	7.69%	1.37%	2.66%	Jun. 29, 2007	8.66%	2.36%	3.70%	Jun. 29, 2007	8.69%	2.28%	3.59%	8.64%	4.45%	5.01%